Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2023
Financial risk management objectives and policies
Financial risk management objectives and policies

28 Financial risk management objectives and policies

The Group’s principal financial instruments, other than derivatives, comprise bank overdrafts, loans and other borrowings, lease liabilities, current and non-current investments, cash and short-term deposits. The main purpose of these financial instruments is to manage the Group’s funding and liquidity requirements. The Group has other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The principal financial risks to which the Group is exposed are those of liquidity, interest rate, foreign currency and credit. Each of these is managed in accordance with Board-approved policies. These policies, together with the Group's approach to capital management, are set out below.

Capital management

The capital structure of the Group consists of Shareholders’ equity (Note 24), Debt (Note 19), Other current investments (Note 12) and Cash (Note 17). For the foreseeable future, the Board will maintain a capital structure that supports the Group’s strategic objectives through:

>	managing funding and liquidity risk
>	optimising shareholder return
>	maintaining a strong, investment-grade credit rating.

The Group utilises factoring arrangements and bank acceptance drafts discounting for selected trade receivables. These arrangements qualify for full derecognition of the associated trade receivables under IFRS 9. Amounts due on invoices that have not been factored at year end, from customers that are subject to these arrangements, are disclosed in Note 16.

Funding and liquidity risk are reviewed regularly by the Board and managed in accordance with the policies described below.

The Board regularly reviews its shareholders’ distribution policy, which comprises a regular cash dividend and potentially a share repurchase component. No share repurchases have been made since 2012.

The Group’s net debt position (loans and borrowings net of Cash and cash equivalents, Other investments and Derivative financial instruments) has decreased from a net debt position of $22,923m at the beginning of the year to a net debt position of $22,510m at 31 December 2023.

Liquidity risk

The Board reviews the Group’s ongoing liquidity risks annually as part of the planning process and on an ad hoc basis. The Board considers short-term requirements against available sources of funding, taking into account forecast cash flows. The Group manages liquidity risk by maintaining access to a number of sources of funding which are sufficient to meet anticipated funding requirements. Specifically, the Group uses US and European commercial paper, bank loans, committed bank facilities and cash resources to manage short-term liquidity and manages long-term liquidity by raising funds through the capital markets. At 31 December 2023, the Group was assigned short-term credit ratings of P-1 by Moody’s and A-1 by Standard and Poor’s. The Group’s long-term credit rating was A2 Stable outlook by Moody’s and A Stable outlook by Standard and Poor’s.

In addition to Cash and cash equivalents of $5,840m, short-term fixed income investments of $20m, less overdrafts of $203m at 31 December 2023, the Group has committed bank facilities of $6,875m available to manage liquidity. These committed bank facilities have no financial covenants. $2,000m mature in February 2025. The maturity of the $4,875m facilities was extended in February 2024 from April 2026 to April 2029. The Group regularly monitors the credit standing of the banks providing the facilities and currently does not anticipate any issue with drawing on the committed facilities should this be necessary. Advances under these facilities currently bear an interest rate per annum based on SOFR (Secured Overnight Financing Rate) plus a margin.

At 31 December 2023, the Group has $4,855m outstanding from debt issued under a Euro Medium Term Note programme and $19,959m under a SEC-registered programme. The funds made available under these facility agreements may be used for the general corporate purposes of the Group.

The maturity profile of the anticipated future contractual cash flows including interest in relation to the Group’s financial liabilities, on an undiscounted basis and which, therefore, differs from both the carrying value and fair value, is as follows:

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	387	1,981	256	19,007	21,631	(11,766)	11,774	8	21,639
In one to two years	–	5,647	210	2,521	8,378	(55)	66	11	8,389
In two to three years	–	5,242	163	1,669	7,074	(1,060)	1,079	19	7,093
In three to four years	–	2,591	130	862	3,583	(35)	39	4	3,587
In four to five years	–	2,970	96	233	3,299	(118)	111	(7)	3,292
In more than five years	–	19,727	221	2,212	22,160	(1,521)	1,480	(41)	22,119
	387	38,158	1,076	26,504	66,125	(14,555)	14,549	(6)	66,119
Effect of interest	–	(8,609)	–	–	(8,609)	299	(325)	(26)	(8,635)
Effect of discounting, fair values and issue costs	–	(142)	(89)	(2,633)	(2,864)	(36)	7	(29)	(2,893)
31 December 2021	387	29,407	987	23,871	54,652	(14,292)	14,231	(61)	54,591

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	365	5,777	249	19,065	25,456	(12,445)	12,478	33	25,489
In one to two years	–	5,233	208	2,086	7,527	(1,012)	1,078	66	7,593
In two to three years	–	2,608	172	872	3,652	(34)	38	4	3,656
In three to four years	–	2,983	128	595	3,706	(103)	103	–	3,706
In four to five years	–	1,267	84	814	2,165	(32)	35	3	2,168
In more than five years	–	18,156	184	3,177	21,517	(1,436)	1,378	(58)	21,459
	365	36,024	1,025	26,609	64,023	(15,062)	15,110	48	64,071
Effect of interest	(15)	(7,982)	–	–	(7,997)	227	(249)	(22)	(8,019)
Effect of discounting, fair values and issue costs	–	(113)	(72)	(3,299)	(3,484)	63	7	70	(3,414)
31 December 2022	350	27,929	953	23,310	52,542	(14,772)	14,868	96	52,638

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liability	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	542	5,469	313	22,401	28,725	(11,302)	11,366	64	28,789
In one to two years	–	2,764	261	1,482	4,507	(100)	114	14	4,521
In two to three years	–	3,137	208	788	4,133	(164)	179	15	4,148
In three to four years	–	2,230	138	625	2,993	(924)	883	(41)	2,952
In four to five years	–	3,822	88	12	3,922	(949)	971	22	3,944
In more than five years	–	17,995	271	35	18,301	(1,507)	1,340	(167)	18,134
	542	35,417	1,279	25,343	62,581	(14,946)	14,853	(93)	62,488
Effect of interest	(27)	(8,270)	–	–	(8,297)	589	(644)	(55)	(8,352)
Effect of discounting, fair values and issue costs	–	(168)	(151)	(309)	(628)	44	(46)	(2)	(630)
31 December 2023	515	26,979	1,128	25,034	53,656	(14,313)	14,163	(150)	53,506

Where interest payments are on a floating rate basis, it is assumed that rates will remain unchanged from the last business day of each year ended 31 December.

The Group has $2bn of bank loans that mature in July 2024 which the Group can repay before maturity at face value. Other than that, it is not expected that the cash flows in the maturity profile could occur significantly earlier or at significantly different amounts, with the exception of $2,137m of contingent consideration held within Trade and other payables (see Note 20).

Market risk

Interest rate risk

The Group maintains a Board-approved mix of fixed and floating rate debt and uses underlying debt, interest rate swaps and forward rate agreements to manage this mix.

The majority of surplus cash is currently invested in US dollar liquidity funds and investment-grade fixed income securities.

The interest rate profile of the Group’s interest-bearing financial instruments are set out below. In the case of current and non-current financial liabilities, the classification includes the impact of interest rate swaps which convert the debt to floating rate.

			2023			2022			2021
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Current	2,885	2,515	5,400	2,476	3,066	5,542	1,232	661	1,893
Non-current	23,222	–	23,222	21,511	2,179	23,690	23,985	4,903	28,888
Total	26,107	2,515	28,622	23,987	5,245	29,232	25,217	5,564	30,781
Financial assets
Fixed deposits	–	–	–	64	–	64	53	–	53
Cash collateral pledged to counterparties	–	102	102	–	162	162	–	–	–
Cash and cash equivalents	–	5,840	5,840	250	5,916	6,166	–	6,329	6,329
Total	–	5,942	5,942	314	6,078	6,392	53	6,329	6,382

In addition to the financial assets above, there are $11,288m (2022: $9,546m; 2021: $8,765m) of other current and non-current asset investments and other financial assets.

The Group is also exposed to market risk on other investments.

	2023	2022	2021
	$m	$m	$m
Equity securities at fair value through Other comprehensive income (Note 12)	1,530	1,056	1,168
Non-current fixed income securities at fair value through profit or loss (Note 12)	–	10	–
Total	1,530	1,066	1,168

Foreign currency risk

The US dollar is the Group’s most significant currency. As a consequence, the Group results are presented in US dollars and exposures are managed against US dollars accordingly.

Translational

Approximately 60% of Group external sales in 2023 were denominated in currencies other than the US dollar, while a significant proportion of manufacturing, and research and development costs were denominated in pound sterling and Swedish krona. Surplus cash generated by business units is substantially converted to, and held centrally in, US dollars. As a result, operating profit and total cash flow in US dollars will be affected by movements in exchange rates.

This currency exposure is managed centrally, based on forecast cash flows. The impact of movements in exchange rates is mitigated significantly by the correlations which exist between the major currencies to which the Group is exposed and the US dollar. Monitoring of currency exposures and correlations is undertaken on a regular basis and hedging is subject to pre-execution approval.

As at 31 December 2023, before the impact of derivatives, 2% of interest-bearing loans and borrowings were denominated in pound sterling and 16% were denominated in euros. Where there is non-US dollar debt and an underlying net investment of that amount in the same currency, the Group applies net investment hedging. Exchange differences on the retranslation of debt designated as net investment hedges are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit. For details of non-US dollar debt in a designated hedging relationship please see the Hedge accounting section within this Note 28 from page 200.

The Group holds cross-currency swaps to hedge against the impact of fluctuations in foreign exchange rates. Fair value movements on the revaluation of the cross-currency swaps are recognised in Other comprehensive income to the extent that the hedge is effective, with any ineffectiveness taken to profit.

As at 31 December 2023, the Group operates in three countries designated as hyperinflationary, being Argentina, Venezuela and Turkey. The foreign exchange risk of these markets has been assessed and deemed to be immaterial.

Transactional

The Group aims to hedge all its forecasted major transactional currency exposures on working capital balances, which typically extend for up to three months. Where practicable, these are hedged using forward foreign exchange contracts. In addition, external dividend payments in pound sterling to UK shareholders and in Swedish krona to Swedish shareholders are fully hedged from announcement date to payment date. Foreign exchange gains and losses on forward contracts transacted for transactional hedging are taken to profit or to Other comprehensive income if the contract is in a designated cash flow hedge.

Sensitivity analysis

The sensitivity analysis set out below summarises the sensitivity of the market value of our financial instruments to hypothetical changes in market rates and prices. The range of variables chosen for the sensitivity analysis reflects our view of changes which are reasonably possible over a one-year period. Market values are the present value of future cash flows based on market rates and prices at the valuation date. For long-term debt, an increase in interest rates results in a decline in the fair value of debt.

The sensitivity analysis assumes an instantaneous 100 basis point change in interest rates in all currencies from their levels at 31 December 2023, with all other variables held constant. Based on the composition of our long-term debt portfolio and cash reserves as at 31 December 2023, a 1% increase in interest rates would result in an additional $25m in interest expense on the debt and an additional $58m interest income on the cash reserves. The exchange rate sensitivity analysis assumes an instantaneous 10% change in foreign currency exchange rates from their levels at 31 December 2023, with all other variables held constant. The +10% case assumes a 10% strengthening of the US dollar against all other currencies and the -10% case assumes a 10% weakening of the US dollar.

Each incremental 10% movement in foreign currency exchange rates would have approximately the same effect as the initial 10% detailed in the table below and each incremental 1% change in interest rates would have approximately the same effect as the 1% detailed in the table below.

		Interest rates		Exchange rates
31 December 2021	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,978	(2,106)	82	(85)
Impact on profit: gain/(loss) ($m)	–	–	24	(9)
Impact on equity: gain/(loss) ($m)	–	–	58	(76)

		Interest rates		Exchange rates
31 December 2022	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,317	(1,490)	81	(89)
Impact on profit: gain/(loss) ($m)	–	–	26	(15)
Impact on equity: gain/(loss) ($m)	–	–	55	(74)

		Interest rates		Exchange rates
31 December 2023	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,361	(1,534)	196	(212)
Impact on profit: gain/(loss) ($m)	–	–	134	(128)
Impact on equity: gain/(loss) ($m)	–	–	62	(83)

Credit risk

The Group is exposed to credit risk on financial assets, such as cash investments, derivative instruments, and Trade and other receivables. The Group was also exposed in its Net asset position to its own credit risk in respect of the 2023 debentures which are accounted for at FVPL. Under IFRS 9, the effect of the losses and gains arising from own credit risk on the fair value of bonds designated at FVPL are recorded in Other comprehensive income.

Financial counterparty credit risk

The majority of the AstraZeneca Group’s cash is centralised within the Group treasury entity and is subject to counterparty risk on the principal invested. The level of the Group’s cash investments and hence credit risk will depend on the cash flow generated by the Group and the timing of the use of that cash. The credit risk is mitigated through a policy of prioritising security and liquidity over return and, as such, cash is only invested in high credit-quality investments. Counterparty limits are set according to the assessed risk of each counterparty and exposures are monitored against these limits on a regular basis.

The Group’s principal financial counterparty credit risks at 31 December 2023 were as follows:

Current assets

	2023	2022	2021
	$m	$m	$m
Cash at bank and in hand	1,325	1,411	1,461
Money market liquidity funds	4,425	4,486	4,772
Other short-term cash equivalents	90	269	96
Total Cash and cash equivalents (Note 17)	5,840	6,166	6,329
Fixed income securities at fair value through profit or loss (Note 12)	20	13	16
Cash collateral pledged to counterparties (Note 12)	102	162	–
Fixed deposits (Note 12)	–	64	53
Total derivative financial instruments (Note 13)	116	87	83
Current assets subject to credit risk	6,078	6,492	6,481

Non-current assets

	2023	2022	2021
	$m	$m	$m
Derivative financial instruments (Note 13)	228	74	102
Non-current assets subject to credit risk	228	74	102

The majority of the Group’s cash is invested in US dollar AAA-rated money market liquidity funds. The money market liquidity fund portfolios are managed by six external third-party fund managers to maintain an AAA rating. The Group’s investments represent no more than 10% of each overall fund value. There were no other significant concentrations of financial credit risk at the reporting date.

All financial derivatives are transacted with commercial banks, in line with standard market practice. The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group at 31 December 2023 was $215m (2022: $89m; 2021: $93m) and the carrying value of such cash collateral posted by the Group at 31 December 2023 was $102m (2022: $162m; 2021: $47m).

The impairment provision for other financial assets at 31 December 2023 was immaterial.

Trade receivables

Trade receivable exposures are managed locally in the operating units where they arise and credit limits are set as deemed appropriate for the customer. The Group is exposed to customers ranging from government-backed agencies and large private wholesalers to privately owned pharmacies, and the underlying local economic and sovereign risks vary throughout the world. Where appropriate, the Group endeavours to minimise risks by the use of trade finance instruments such as letters of credit and insurance. The Group applies the expected credit loss approach to establish an allowance for impairment that represents its estimate of expected losses in respect of Trade receivables.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance to Trade receivables. To measure expected credit losses, Trade receivables have been grouped based on shared credit characteristics and the days past due.

The expected loss rates are based on payment profiles over a period of 36 months before 31 December 2023, 31 December 2022 or 31 December 2021 respectively and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customer to settle the receivables.

On that basis, the loss allowance was determined as follows:

		0-90 days	90-180 days	Over 180 days
31 December 2021	Current	past due	past due	past due	Total
Expected loss rate	0.1%	1.2%	22.6%	11.0%
Gross carrying amount ($m)	5,617	328	18	91	6,054
Loss allowance ($m)	5	4	4	10	23

		0-90 days	90-180 days	Over 180 days
31 December 2022	Current	past due	past due	past due	Total
Expected loss rate	0.03%	0.3%	32.0%	40.6%
Gross carrying amount ($m)	6,791	331	50	99	7,271
Loss allowance ($m)	2	1	16	40	59

		0-90 days	90-180 days	Over 180 days
31 December 2023	Current	past due	past due	past due	Total
Expected loss rate	0.01%	0.3%	0.8%	15.0%
Gross carrying amount ($m)	7,709	342	121	280	8,452
Loss allowance ($m)	1	1	1	42	45

Trade receivables are written off where there is no reasonable expectation of recovery.

Impairment losses on Trade receivables are presented as net impairment losses within Operating profit, any subsequent recoveries are credited against the same line.

In the US, sales to three wholesalers accounted for approximately 80% of US sales (2022: three wholesalers accounted for approximately 73%; 2021: three wholesalers accounted for approximately 94%).

The movements of the Group expected credit losses provision are follows:

	2023	2022	2021
	$m	$m	$m
At 1 January	59	23	23
Net movement recognised in income statement	(14)	37	(2)
Amounts utilised, exchange and other movements	–	(1)	2
At 31 December	45	59	23

Given the profile of our customers, including large wholesalers and government-backed agencies, no further credit risk has been identified with the Trade receivables not past due other than those balances for which an allowance has been made. The income statement credit or charge is recorded in Operating profit.

Hedge accounting

The Group uses foreign currency borrowings, foreign currency forwards and swaps, currency options, interest rate swaps and cross-currency interest rate swaps for the purpose of hedging its foreign currency and interest rate risks. The Group may designate certain financial instruments as fair value hedges, cash flow hedges or net investment hedges in accordance with IFRS 9. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. Sources of hedge effectiveness will depend on the hedge relationship designation but may include:

>	a significant change in the credit risk of either party to the hedging relationship
>	a timing mismatch between the hedging instrument and the hedged item
>	movements in foreign currency basis spread for derivatives in a fair value hedge
>	a significant change in the value of the foreign currency-denominated net assets of the Group in a net investment hedge.

The hedge ratio for each designation will be established by comparing the quantity of the hedging instrument and the quantity of the hedged item to determine their relative weighting; for all of the Group’s existing hedge relationships the hedge ratio has been determined as 1:1. Designated hedges are expected to be effective and therefore the impact of ineffectiveness on profit is not expected to be material. The accounting treatment for fair value hedges and debt designated as FVPL is disclosed in the Group Accounting Policies section from page 152.

The following table represents the Group’s continuing designated hedge relationships under IFRS 9.

2021

			Other comprehensive income
					Fair value
					loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	Income	31 December	Average	Average	pay
	in local	value	2021	to OCI	statement	2021	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Cash flow hedges – foreign currency and interest rate risk[1,3,4]
Cross currency interest rate swaps – Euro bonds	EUR 1,700m	(43)	46	182	(201)	27	2026	1.14	USD 2.85%
FX Forwards − short-term FX risk	USD 1,220m	12	(5)	–	(7)	(12)	2022	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2021		–	(565)	–	–	(565)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.3bn	62	(19)	(43)	–	(62)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(2)	2	–	–	2	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	470	(233)	(5)	–	(238)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 450m	–	85	(47)	–	38	2021	n/a	EUR 0.88%
Foreign currency borrowing – EUR investment[6]	EUR 800m	898	–	(50)	–	(50)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 2,658m	(2,658)	1,411	421	–	1,832	–	–	–

2022

			Other comprehensive income
					Fair value
					(gain)/loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	Income	31 December	Average	Average	pay
	in local	value	2022	to OCI	statement	2022	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Cash flow hedges – foreign currency and interest rate risk[1,3,4]
Cross currency interest rate swaps – Euro bonds	EUR 1,700m	(160)	27	118	(111)	34	2026	1.14	USD 2.85%
FX Forwards − short-term FX risk	USD 1,126m	(12)	(12)	(14)	38	12	2023	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2022		–	(527)	–	–	(527)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.3bn	55	(62)	7	–	(55)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(4)	2	2	–	4	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	420	(238)	(50)	–	(288)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[6]	EUR 800m	846	(50)	(52)	–	(102)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 2,093m	(2,093)	1,832	384	–	2,216	–	–	–

2023

			Other comprehensive income
					Fair value
					(gain)/loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	Income	31 December	Average	Average	pay
	in local	value	2023	to OCI	statement	2023	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Cash flow hedges – foreign currency and interest rate risk[2,4,5]
Cross currency interest rate swaps – Euro bonds	EUR 3,200m	49	34	(210)	139	(37)	2027	1.10	USD 3.80%
FX Forwards − short-term FX risk	USD 2,009m	15	12	(33)	6	(15)	2024	–	–
Net investment hedge – foreign exchange risk[3,4]
Transactions matured pre-2023		–	(527)	–	–	(527)	–	–	–
Cross currency interest rate swap – JPY investment	JPY 58.3bn	100	(55)	(45)	–	(100)	2029	108.03	JPY 1.53%
Cross currency interest rate swap – CNY investment	CNY 458m	(1)	4	(3)	–	1	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	444	(288)	24	–	(264)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[7]	EUR 800m	881	(102)	33	–	(69)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 1,937m	(1,937)	2,216	(81)	–	2,135	–	–	–

1	Swaps designated in a fair value hedge matured on 24 November 2021 and hedge ineffectiveness during 2023 was $nil (2022: $nil; 2021: $nil).
2	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2022: $nil; 2021: $nil).
3	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2022: $nil; 2021: $nil).
4	Fair value movements on cross-currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
5	Nominal amount of FX forwards in a cash flow hedge of $2,009m represents the USD equivalent notional of the FX forwards. By currency, the nominal amounts were SEK 9,778m at FX rate 9.9869, JPY 24,351m at 141.4050, GBP 428m at 0.7844 and EUR 228m at 0.9036. All FX forwards in a cash flow hedge mature on 25 January 2024.
6	The EUR 450m NIH matured in November 2021, when the hedging instrument, a EUR bond matured.
7	On 3 June 2021, upon issuance of the EUR 800m 0.375% 2029 Non-callable bond, EUR 550m was designated in a net investment hedge of the foreign currency exposure in relation of an equivalent amount of EUR-denominated net assets. The remaining EUR 250m was subsequently designated in a net investment hedge upon maturity of the EUR 450m bond on 24 November 2021.

Key controls applied to transactions in derivative financial instruments are to use only instruments where good market liquidity exists, to revalue all financial instruments regularly using current market rates and to sell options only to offset previously purchased options or as part of a risk management strategy. The Group is not a net seller of options, and does not use derivative financial instruments for speculative purposes. The Group held no options during the reporting period.